Borrowings (Tables)	6 Months Ended
Jun. 30, 2022
Borrowings
Schedule of borrowings

	December 31, 2021	June 30, 2022
Amounts due within one year	565,503	303,608
Less: unamortized premium	144	—
Less: unamortized deferred loan/bond issuance costs	(12,486)	(11,758)
Borrowings, current portion	553,161	291,850
Amounts due after one year	3,152,426	3,175,032
Less: unamortized discount	—	(2,271)
Less: unamortized deferred loan/bond issuance costs	(47,367)	(46,830)
Borrowings, non-current portion	3,105,059	3,125,931
Total	3,658,220	3,417,781